Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2012
Statement Of Stockholders' Equity [Abstract]
Number of shares subject to possible redemption	5,053,083	6,180,953	6,283,617	6,289,495
Sale of units to Sponsor				375,000
Stock redeemed during period shares	964,691
Number of sale of units including possible redemption shares				7,500,000